Commitments and Contingencies (Details) - 6 months ended Jun. 30, 2025 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies [Abstract]
Letters of guarantee aggregate value	$ 7.1		¥ 50.7
Restricted cash	2.1		15.2
Aggregate customers and suppliers	4.2	¥ 30.0
Restricted cash	$ 1.7		¥ 12.4